Restricted Stock Liabilities (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 15, 2020	Jun. 30, 2021	Dec. 31, 2020
Restricted Stock Liabilities
Number of shares vested	1,064,549	1,064,549	1,064,549
Purchase price per share	$ 4.00	$ 4.00	$ 4.00
Incremental stock-based compensation costs	$ 334,328
Reclassification of restricted stock awards and units from equity to liability classified upon modification	$ 3,800,734	$ 3,800,734	$ 3,800,734